Long-Term Debt	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt
(6)	LONG-TERM DEBT

As of December 31, 2014 and June 30, 2014, long-term debt was as follows:

(dollars in millions)	December 31, 2014	June 30, 2014
Term Loan Facility due 2019	$2,000.5	$2,010.8
8.125% Senior Secured Notes due 2020	675.0	750.0
10.125% Senior Unsecured Notes due 2020	325.6	500.0

Total debt obligations	3,001.1	3,260.8
Unamortized discount on Term Loan Facility due 2019	(18.7)	(20.6)

Carrying value of debt	2,982.4	3,240.2
Less current portion	(20.5)	(20.5)

Long-term debt, less current portion	$2,961.9	$3,219.7

On July 2, 2012, ZGL and Zayo Capital, Inc. (“Zayo Capital”) issued $750.0 aggregate principal amount of 8.125% senior secured first-priority notes due 2020 (the “Senior Secured Notes”) and $500.0 aggregate principal amount of 10.125% senior unsecured notes due 2020 (the “Senior Unsecured Notes”, and together with the Senior Secured Notes, the “Existing Notes”). On July 2, 2012, ZGL also entered into a $250.0 senior secured revolving credit facility (the “Revolver”) and a senior secured term loan facility (the “Term Loan Facility”), both of which have been subsequently amended (the “Credit Agreement”). The Term Loan Facility was issued at a discount of $30.0 and has a maturity date of July 2019. The issue discount is being amortized to interest expense over the term of the loan. The terms of the amended Term Loan Facility require the Company to make quarterly principal payments of $5.1 plus an annual payment of up to 50% of excess cash flow, as determined in accordance with the Credit Agreement (no such payment was required during the six months ended December 31, 2014 and 2013, respectively).

On November 26, 2013, ZGL and Zayo Capital entered into a Fifth Amendment (the “Fifth Amendment”) to the Company’s Credit Agreement. Under the terms of the Fifth Amendment, the Term Loan Facility was increased by $150.0 to $1,749.8, and the interest rate was adjusted to LIBOR plus 3.0% with a minimum LIBOR rate of 1.0%. The amended terms represented a downward adjustment of 50 basis points on the interest rate from the Fourth Amendment (the “Fourth Amendment”) to the Credit Agreement. The interest rate on the Revolver was amended to LIBOR plus 2.75% (based on the Company’s current leverage ratio), which represented a downward adjustment of 25 basis points on the interest rate from the Fourth Amendment. In connection with the Fifth Amendment, the Company did not incur a re-pricing premium.

Also, in connection with the Fifth Amendment, the Company recognized an expense during the second quarter of Fiscal 2014 of $1.9 associated with debt extinguishment costs, including cash expense of $1.0 related to third party costs and non-cash expense of $0.9 associated with the write-off of the Company’s unamortized debt issuance costs and discount on the Term Loan Facility accounted for as an extinguishment. The Company also incurred an additional $1.5 in debt issuance costs in the second quarter of Fiscal 2014.

On May 16, 2014, ZGL and Zayo Capital entered into the Sixth Amendment to the Credit Agreement, which increased the Term Loan Facility by $275.0 to $2,015.9. The $275.0 add-on was priced at 99.5%, and the Company incurred debt issuance costs of $3.2. No other terms of the Credit Agreement were amended.

On December 15, 2014 (the “Redemption Date”), the Company redeemed $75.0 of its outstanding 8.125% Senior Secured Notes at a price of 108.125% of the principal amount and $174.4 of its outstanding 10.125% Senior Unsecured Notes at a price of 110.125% (collectively, the “Note Redemption”). As part of the Note Redemption, the Company recorded an early redemption call premium of $23.8. The call premium has been recorded as a loss on extinguishment of debt on the consolidated statements of operations for the three and six months ended December 31, 2014.

The Term Loan Facility bears interest at LIBOR plus 3.0%, with a minimum LIBOR rate of 1.0%. The Revolver bears interest at LIBOR plus 2.75% (based on the Company’s current leverage ratio). Interest rates on the Term Loan Facility and Revolver as of December 31, 2014 were 4.0% and 3.0%, respectively. Interest rates on the Term Loan Facility and Revolver as of June 30, 2014 were 4.0% and 3.0%, respectively.

As of December 31, 2014, no amounts were outstanding under the Revolver. Standby letters of credit were outstanding in the amount of $8.6 as of December 31, 2014, leaving $241.4 available under the Revolver as of December 31, 2014. The Revolver is subject to a commitment fee of 0.5% of the weighted-average unused capacity and outstanding letters of credit backed by the Revolver are subject to a 0.25% fee per annum. Outstanding letters of credit backed by the Revolver accrue interest at a rate ranging from LIBOR plus 2.0% to LIBOR plus 3.0% per annum based upon the Company’s leverage ratio. The Revolver has a maturity date of July 2017.

Debt covenants

The Credit Agreement, as amended, contains a covenant that requires ZGL to maintain a minimum fixed-charge coverage ratio.

Pursuant to the Credit Agreement, ZGL shall not permit its Fixed Charge Coverage Ratio, which is defined in the Credit Agreement as the ratio of ZGL’s annualized modified EBITDA (as defined in the Credit Agreement) during the most recent quarter minus Capital Expenditures (as defined in the Credit Agreement) for the twelve month period ended as of the end of each applicable fiscal quarter to interest expense for that same period, to be less than the minimum ratio for the applicable period set forth below:

Fiscal Quarters Ending	Minimum Ratio
September 30, 2014, December 31, 2014 and March 31, 2015	2.00 to 1.0
June 30, 2015, September 30, 2015 and December 31, 2015	2.25 to 1.0
March 31, 2016, June 30, 2016 and September 30, 2016	2.50 to 1.0
December 31, 2016 and for each fiscal quarter thereafter	2.75 to 1.0

ZGL was in compliance with all covenants associated with its debt agreements as of December 31, 2014.

Debt issuance costs

In connection with the Existing Notes offering, Revolver and Term Loan Facility and the subsequent amendments thereto, the Company incurred debt issuance costs of $105.5 (net of extinguishments). These costs are being amortized to interest expense over the respective terms of the underlying debt instruments using the effective interest method, unless extinguished earlier, at which time the related unamortized costs are to be immediately expensed.

In connection with the Note Redemption, net unamortized debt issuance costs of $7.1 were recorded as part of the loss on extinguishment of debt during the three and six months ended December 31, 2014.

The balance of debt issuance costs as of December 31, 2014 and June 30, 2014 was $74.7 and $89.4, net of accumulated amortization of $30.8 and $25.4, respectively. The amortization of debt issuance costs is included on the condensed consolidated statements of cash flows within the caption “Non-cash interest expense” along with the amortization or accretion of the premium and discount on the Company’s indebtedness and changes in the fair value of the Company’s interest rate derivatives. Interest expense associated with the amortization of debt issuance costs was $3.8 and $7.5 during the three and six months ended December 31, 2014, respectively and $3.4 and $6.8 during the three and six months ended December 31, 2013, respectively.

Interest rate derivatives

On August 13, 2012, the Company entered into interest rate swap agreements with an aggregate notional value of $750.0 and a maturity date of June 30, 2017. There were no up-front fees for these agreements. The contract states that the Company pays a 1.67% fixed rate of interest for the term of the agreement, beginning June 30, 2013. The counterparties pay to the Company the greater of actual LIBOR or 1.25%. The Company entered into the swap arrangements to reduce the risk of increased interest costs associated with potential changes in LIBOR rates.

Changes in the fair value of interest rate swaps are recorded as an increase or decrease in interest expense in the consolidated statements of operations for the applicable period. During the three and six months ended December 31, 2014, respectively, $1.5 and ($0.5) was recorded as an increase/(decrease) in interest expense for the change in the fair value of the interest rate swaps. During the three and six months ended December 31, 2013, respectively, $(0.4) and $1.9 was recorded as an increase/(decrease) in interest expense for the change in the fair value of the interest rate swaps. The fair value of the interest rate swaps of $1.5 and $2.0 is included in “Other long term liabilities” in the Company’s consolidated balance sheet as of December 31, 2014 and June 30, 2014, respectively.

During the three and six months ended December 31, 2014, the Company made payments of $0.8 and $1.6, respectively, on the interest rate swaps. During the three and six months ended December 31, 2013, the Company made payments of $0.8 and $1.6, respectively, on the interest rate swaps.

(9)	LONG-TERM DEBT

As of June 30, 2013 and 2014, long-term debt was as follows:

(dollars in thousands)	June 30, 2013	June 30, 2014
Term Loan Facility due 2019	$1,603,800	$2,010,776
8.125% Senior Secured First Priority Notes due 2020	750,000	750,000
10.125% Senior Unsecured Notes due 2020	500,000	500,000

Total debt obligations	2,853,800	3,260,776
Unamortized discount on senior Secured Term Loan due 2019	(23,095)	(20,653)

Carrying value of debt	2,830,705	3,240,123
Less current portion	(16,200)	(20,450)

Long-term debt, less current portion	$2,814,505	$3,219,673

On July 2, 2012, ZGL and Zayo Capital issued $750,000 aggregate principal amount of 8.125% senior secured first-priority notes due 2020 (the “Senior Secured Notes”) and $500,000 aggregate principal amount of 10.125% senior unsecured notes due 2020 (the “Senior Unsecured Notes”, and together with the Senior Secured Notes, the “Notes”). On July 2, 2012, ZGL and Zayo Capital also entered into a $250,000 senior secured revolving credit facility (the “Revolver”) and a $1,620,000 senior secured term loan facility, issued at a $30,000 discount, which accrues interest at floating rates (the “Term Loan Facility”); the interest rate on the Term Loan Facility was initially LIBOR plus 5.875% (subject to a 7.125% floor) and the interest rate on the Revolver was initially LIBOR plus 5.375%. A portion of the net proceeds from the Notes and the Term Loan Facility, together with cash on hand and equity contributions (See Note 12—Equity ), were used to extinguish the Company’s prior term loan facility and revolver, to finance the cash tender offer for and subsequent redemption of the Company’s prior senior secured notes, to pay the cash consideration for the AboveNet acquisition, and to pay associated fees and expenses.

In connection with the debt extinguishment activities discussed above, the Company recognized an expense in July 2012 of $64,975 associated with debt extinguishment costs, including a cash expense of $39,798 associated with the payment of early redemption fees on the Company’s previous indebtedness and non-cash expenses of $17,032 associated with the write-off of the Company’s unamortized debt issuance costs and $8,145 associated with writing-off the net unamortized discount on the debt balances extinguished.

On October 5, 2012, ZGL and Zayo Capital entered into a second amendment (the “Second Amendment”) to the agreement governing its Term Loan Facility and Revolver (the “Credit Agreement”). Under the terms of the Second Amendment, effective October 5, 2012, the interest rate on the Term Loan Facility was adjusted to bear an interest rate at LIBOR plus 4.0% (subject to a 5.25% floor), which represented a decrease of 187.5 basis points from the original Credit Agreement. The Second Amendment also reduced the interest rate on the Revolver by 187.5 basis points.

On February 27, 2013, ZGL and Zayo Capital entered into a Fourth Amendment (the “Fourth Amendment”) to the Company’s Credit Agreement. Under the terms of the Fourth Amendment, effective February 27, 2013, the interest rate on the Term Loan Facility was further adjusted to bear interest at LIBOR plus 3.5% (subject to a 4.5% floor). The amended terms represent a downward adjustment of 50 basis points on the spread and a further 25 basis point reduction minimum floor. Under the terms of the Fourth Amendment, the Revolver bore interest at LIBOR plus 3.00%, based on ZGL’s current leverage ratio, which represented a 50 basis point reduction. The Fourth Amendment also amended certain terms and provisions of the Credit Agreement, including removing the senior secured and total leverage maintenance covenants and increasing the total leverage ratio required to be met in order to incur certain additional indebtedness from 5.00:1.00 to 5.25:1.00 as a multiple of EBITDA (as defined in the Credit Agreement).

In connection with the aforementioned amendments, the Company incurred early redemption call premiums of $16,200 and $16,119 for the Second Amendment and Fourth Amendment, respectively. The early redemption call premiums were paid with cash on hand to the syndicate of creditors in the Term Loan Facility. Prior to the consummation of the amendments, the Company requested the consent of all creditors holding balances in the Term Loan Facility to the amended terms. $15,261 and $15,040 of the early call premium paid to consenting creditors in the Second and Fourth Amendments, respectively, have been accounted for as additional debt issuance costs for the modified obligations during the year ended June 30, 2013, which are being amortized over the term of the Term Loan Facility using the effective interest method. The remaining call premium of $939 and $1,079 associated with the Second and Fourth Amendments, respectively, that was paid to non-consenting creditors has been recorded as a loss on extinguishment of debt on the consolidated statements of operations for the year ended June 30, 2013. Existing and/or new creditors replaced the non-consented commitments, such that the full amount of the Term Loan Facility’s commitments were replaced in both the Second and Fourth Amendments. The principal payment of $344,452 to the non-consenting creditors is reflected on the consolidated statement of cash flows as a principal payment on long-term debt, and the corresponding $344,452 received from new creditors is reflected as proceeds from issuance of long-term debt.

In connection with the Second and Fourth Amendments, the Company recognized an expense of $12,278 during the year ended June 30, 2013 associated with debt extinguishment costs. The loss on extinguishment of debt associated with the amendments includes the aforementioned early call premiums paid to non-consenting creditors, non-cash expense associated with the write off of unamortized debt issuance costs and issuance discounts on the debt balances accounted for as an extinguishment, and certain fees paid to third parties involved in the amendments.

On November 26, 2013, Zayo Group, LLC (“ZGL”) and Zayo Capital, Inc. (“Zayo Capital”) entered into a Fifth Amendment (the “Fifth Amendment”) to the Company’s Credit Agreement. Under the terms of the Fifth Amendment, effective November 26, 2013, the Term Loan Facility was increased by $150,000 to $1,749,750, and the interest rate was adjusted to LIBOR plus 3.00% with a minimum LIBOR rate of 1.00%. The amended terms represented a downward adjustment of 50 basis points on the interest rate from the Fourth Amendment. The interest rate on the Revolver was amended to LIBOR plus 2.75% (based on the Company’s current leverage ratio), which represented a downward adjustment of 25 basis points on the interest rate from the Fourth Amendment. In connection with the Fifth Amendment, the Company did not incur an early redemption call.

In connection with the Fifth Amendment, the Company recognized an expense of $1,911 associated with debt extinguishment costs, including cash expense of $955 related to third party costs and non-cash expense of $956 associated with the write-off of the Company’s unamortized debt issuance costs and discount on the Term Loan Facility accounted for as an extinguishment. The Company also incurred an additional $1,512 in debt issuance costs.

On May 16, 2014, ZGL and Zayo Capital Inc. entered into a Sixth Amendment (the “Sixth Amendment”) to the Credit Agreement dated as of July 2, 2012 (as amended, the “Credit Agreement”). Per the terms of the Sixth Amendment, the Company’s $1,740,900 Term Loan Facility was increased by $275,000 to $2,015,900 and bears interest at the existing rate of LIBOR plus 3.0 percent with a minimum LIBOR rate of 1.0 percent. The $275,000 add-on was priced at 99.5 percent. No other terms of the Credit Agreement were amended. In connection with the Sixth Amendment, the Company incurred an additional $3,196 in debt issuance costs and $1,375 was recorded as a discount.

The interest rates in effect on the Term Loan Facility and Revolver as of June 30, 2014 were 4.0% and 3.0%, respectively. The Revolver is subject to a commitment fee of 0.5% of the weighted-average unused capacity and outstanding letters of credit backed by the Revolver are subject to a 0.25% fee per annum. The Revolver has a maturity date of July 2017.

The Term Loan Facility was issued at a discount of $30,000 and has a maturity date of July 2019. The issue discount is being amortized to interest expense over the term of the loan. The terms of the Term Loan Facility require ZGL to make quarterly principal payments of $5,113 plus an annual payment of up to 50% of excess cash flow, as determined in accordance with the Credit Agreement (no such payment was required during the years ended June 30, 2013 and 2014).

As of June 30, 2014, no amounts were outstanding on the Revolver. Standby letters of credit were outstanding in the amount of $6,428 as of June 30, 2014, leaving $243,572, available under the Revolver as of June 30, 2013. Outstanding letters of credit backed by the Revolver accrue interest at a rate ranging from LIBOR plus 2.0% to LIBOR plus 3.0% per annum based upon the Company’s leverage ratio.

Debt covenants

The Credit Agreement, as amended, contains a covenant that requires ZGL to maintain a minimum fixed-charge coverage ratio. Pursuant to the Credit Agreement, ZGL shall not permit its Fixed Charge Coverage Ratio, which is defined in the Credit Agreement as the ratio of ZGL’s annualized modified EBITDA (as defined in the Credit Agreement) during the most recent quarter minus Capital Expenditures (as defined in the Credit Agreement) for the twelve month period ended as of the end of each applicable fiscal quarter to interest expense for that same period, to be less than the minimum ratio for the applicable period set forth below:

Fiscal Quarters Ending	Minimum Ratio
September 30, 2014, December 31, 2014 and March 31, 2015	2.00 to 1.0
June 30, 2015, September 30, 2015 and December 31, 2015	2.25 to 1.0
March 31, 2016, June 30, 2016 and September 30, 2016	2.50 to 1.0
December 31, 2016 and for each fiscal quarter thereafter	2.75 to 1.0

The Credit Agreement also requires ZGL and its subsidiaries to comply with customary affirmative and negative covenants, including covenants restricting the ability of ZGL and its subsidiaries, subject to specified exceptions, to incur additional indebtedness, make additional guaranties, incur additional liens on assets, or dispose of assets, pay dividends, or make other distributions, voluntarily prepay certain other indebtedness, enter into transactions with affiliated persons, make investments and amend the terms of certain other indebtedness.

The Credit Agreement contains customary events of default, including among others, non-payment of principal, interest, or other amounts when due, inaccuracy of representations and warranties, breach of covenants, cross default to certain other indebtedness, insolvency or inability to pay debts, bankruptcy, or a change of control.

The indentures governing the Notes (the “Indentures”) limit any increase in the Company’s secured indebtedness (other than certain forms of secured indebtedness expressly permitted under the indentures) to a pro forma secured debt ratio of 4.5 times the Company’s previous quarter’s annualized modified EBITDA, as defined in the Indentures, and limit the Company’s incurrence of additional indebtedness to a total indebtedness ratio of 5.25 times the previous quarter’s annualized modified EBITDA.

The Credit Agreement and Indentures contain certain restrictions on the ability of ZGL and its subsidiaries to pay dividends to CII.

ZGL was in compliance with all covenants associated with its debt agreements as of June 30, 2013 and 2014.

Redemption rights

At any time prior to July 1, 2015 (for the Senior Secured Notes) and July 1, 2016 (for the Senior Unsecured Notes), the Company may redeem all or part of the Notes at a redemption price equal to the sum of (i) 100% of the principal amount thereof, plus (ii) accrued interest and a “make-whole” premium, which is a lump sum payment derived from a formula based on the net present value of future coupon payments that will not be paid because of the early redemption.

On or after July 1, 2015 (for the Senior Secured Notes) or July 1, 2016 (for the Senior Unsecured Notes), the Company may redeem all or part of the Notes, at the redemption prices (expressed as percentages of principal amount and set forth below), plus accrued and unpaid interest and additional interest, if any, thereon, to the applicable redemption date, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date, if redeemed during the 12-month period beginning on July 1 of the years indicated below:

Year	Redemption Price (Senior Secured Notes)
2015	104.063%
2016	102.031%
2017 and thereafter	100.000%

Year	Redemption Price (Senior Unsecured Notes)
2016	105.063%
2017	102.531%
2018 and thereafter	100.000%

In the event of an equity offering to the public, at any time prior to July 1, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Notes issued under the Indentures at a redemption price of 108.125% (for the Senior Secured Notes) and 110.125% (for the Senior Unsecured Notes) of the principal amount thereof, plus accrued and unpaid interest and additional interest, if any, thereon to the redemption date, subject to the rights of the holders of the Notes on the relevant record date to receive interest due on the relevant interest payment date, with the net cash proceeds of one or more equity offerings, provided that (i) at least 65% of the aggregate principal amount of the Notes issued under each of the Indentures remains outstanding immediately after the occurrence of such redemption and (ii) the redemption occurs within 90 days of the date of the closing of such equity offering.

The Company may purchase the Notes in open-market transactions, tender offers, or otherwise. The Company is not required to make any mandatory redemption or sinking fund payments with respect to the Notes.

Prior to July 27, 2013, the Company may make prepayments on the Term Loan Facility subject to a 1% premium charge; after July 27, 2013, no premium charge would apply.

Aggregate future contractual maturities of long-term debt (excluding issue discounts and premiums) were as follows as of June 30, 2014:

Year Ended June 30,
2015	$20,450
2016	20,450
2017	20,450
2018	20,450
2019	20,450
Thereafter	3,158,526

Total	$3,260,776

Guarantees

The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis by all of the ZGL’s current and future domestic restricted subsidiaries. The Notes were co-issued with Zayo Capital, which does not have independent assets or operations.

Debt issuance costs

In connection with the Notes offering, Revolver and the amended Term Loan Facility and subsequent Fiscal 2013 and Fiscal 2014 amendments, the Company incurred debt issuance costs of $114,796 (net of extinguishments). These costs are being amortized to interest expense over the respective terms of the underlying debt instruments using the effective interest method, unless extinguished earlier, at which time the related unamortized costs are immediately expensed.

Unamortized debt issuance costs of $19,706 and $22,561 associated with the Company’s previous indebtedness were recorded as part of the loss on extinguishment of debt during the year ended June 30, 2013 upon the settlement of the Company’s previous debt obligations in July 2012 and material amendment to the Company’s existing debt obligations in October 2012 and February 2013, respectively. Unamortized debt issuance costs of $675 were recorded as part of the loss on extinguishment of debt during the year ended June 30, 2014 associated with the amendment of the Company’s existing debt obligations in November 2013. The balance of debt issuance costs as of June 30, 2013 and 2014 was $99,098 and $89,380, net of accumulated amortization of $11,482 and $25,416, respectively. Interest expense associated with the amortization of debt issuance costs was $3,441, $11,482, and $13,917 for the years ended June 30, 2012, 2013 and 2014, respectively. The amortization of debt issuance costs is included on the consolidated statements of cash flows within the caption “non-cash interest expense” along with the amortization or accretion of the premium or discount on the Company’s indebtedness and changes in the fair value of the Company’s interest rate derivatives.

Interest rate derivatives

On August 13, 2012, ZGL entered into forward-starting interest rate swap agreements with an aggregate notional value of $750,000, a maturity date of June 30, 2017, and a start date of June 30, 2013. There were no up-front fees for these agreements. The contract states that the Company shall pay a 1.67% fixed rate of interest for the term of the agreement beginning on the start date. The counter-party will pay to the Company the greater of actual LIBOR or 1.25%. The Company entered in to the forward-starting swap arrangements to reduce the risk of increased interest costs associated with potential changes in LIBOR rates.

Changes in the fair value of interest rate swaps are recorded in interest expense in the consolidated statements of operations for the applicable period. During the year ended June 30, 2013, $2,642 was recorded as a reduction in interest expense for the change in the fair value of the interest rate swaps. The fair value of the interest rate swaps of $2,642 is included in “Other long term assets” in the Company’s consolidated balance sheet as of June 30, 2013. During the year ended June 30, 2014, $4,656 was recorded as an increase in interest expense for the change in the fair value of the interest rate swaps. The fair value of the interest rate swaps of $2,014 is included in “Other long term liabilities” in the Company’s consolidated balance sheet as of June 30, 2014.